Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments [Abstract]
Summary of Outstanding Hedges
At the reporting date, the Group had outstanding hedges as detailed in the tables below:

	At December 31, 2022			At December 31, 2021
(€ thousands)	Notional Amount	Positive Fair Value	Negative Fair Value	Notional Amount	Positive Fair Value	Negative Fair Value
Foreign currency exchange risk
Forward contracts	481,110	13,075	(2,362)	550,734	1,786	(11,726)
Deal-Contingent Option	—	—	—	109,244	—	—
Interest rate risk
Interest rate swaps	320,000	9,379	—	323,816	—	(2,412)
Total derivatives – Hedging	801,110	22,454	(2,362)	983,794	1,786	(14,138)
Total derivatives instruments - Asset/(Liabilities)	801,110	22,454	(2,362)	983,794	1,786	(14,138)

Summary of Notional Amount of Foreign Exchange	The notional amount of foreign exchange forward contracts to hedge projected future cash flows are detailed as follows:

	For the years ended December 31,
(€ thousands)	2022	2021
USD	203,611	194,097
CHF	8,145	4,792
CNY	94,203	191,936
GBP	36,984	25,012
HKD	59,160	46,883
JPY	35,119	51,075
Other	43,888	36,939
Total notional amount	481,110	550,734

Summary of Interest Rate Swap (IRS) Agreements
The key features of the interest rate swap (IRS) agreements are summarized as follows:

(€ thousands, except percentages)			Notional amount at December 31,		Fair value at December 31,
Contract	Maturity date	Fixed interest rate	2022	2021	2022	2021
IRS 1	1/27/2023	0.27%	20,000	20,000	67	(192)
IRS 2	2/8/2023	0.17%	20,000	20,000	45	(144)
IRS 3	4/27/2023	0.26%	50,000	50,000	428	(523)
IRS 4	8/3/2023	0.28%	40,000	40,000	676	(483)
IRS 5	11/17/2023	0.34%	60,000	60,000	1,564	(801)
IRS 6	4/15/2024	(0.24%)	80,000	80,000	3,775	(109)
IRS 7	12/20/2024	0.01%	50,000	50,000	2,824	72
IRS 8(*)	7/29/2027	0.80%	—	1,996	—	(57)
IRS 9(*)	12/18/2031	1.94%	—	1,820	—	(175)
Total			320,000	323,816	9,379	(2,412)
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*These agreements were disposed of prior to their original maturity dates.